Summary of Significant Accounting Policies - Changes in Partnership's Capitalized Dry Docking Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 3,329,523
Write-downs and sales of vessels	(23,600)	$ (23,100)
Ending balance	3,061,499	3,329,523
Dry-docking Activity
Property, Plant and Equipment [Roll Forward]
Beginning balance	40,365	39,144	$ 33,538
Cost incurred for dry docking	11,000	15,259	22,283
Write-downs and sales of vessels	0	(2,448)	(2,782)
Dry-dock amortization	(12,601)	(11,590)	(13,895)
Ending balance	$ 38,764	$ 40,365	$ 39,144